E*TRADE Funds
                               4500 Bohannon Drive
                              Menlo Park, CA 94025

                                   May 5, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      E*TRADE Funds
                           File Nos. 333-66807 and 811-09093

Dear Madam or Sir:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, E*TRADE Funds (the "Trust") hereby certifies that the form of its Prospectuses and Statements of Additional Information for the Trust, with respect to the E*TRADE S&P 500 Index, E*TRADE Extended Market Index, E*TRADE Bond Index and E*TRADE International Index Funds, that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's most recent amendment with respect to these series, Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A. The Trust's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A was filed electronically with the Commission on April 28, 2000.

                                                     Very truly yours,


                                                 /s/ W. David Moore
                                                     ------------------
                                                     W. David Moore
                                                     Title:  Vice President

cc:      Laura J. Riegel, Esq.
         Securities and Exchange Commission